ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 15: ACCUMULATED OTHER COMPREHENSIVE LOSS

Following are the changes in accumulated other comprehensive income (loss) by component:

	For the Years Ended December 31,
	2023	2022	2021

	(in millions)
Currency translation adjustments:
Balance at beginning of period	$(56.7)	$(40.1)	$(28.1)
Currency translation adjustments	$0.6	$(16.6)	$(12.0)
Other comprehensive income (loss), net	$0.6	$(16.6)	$(12.0)
Balance at end of period	$(56.1)	$(56.7)	$(40.1)
Pensions and other benefit plans:
Balance at beginning of period	$0.9	$(1.5)	$(2.2)
Change in pensions and other benefit plans	$(1.5)	$3.1	$1.0
Tax benefit (expense)	$0.5	$(0.7)	$(0.3)
Other comprehensive (loss) income, net	$(1.0)	$2.4	$0.7
Balance at end of period	$(0.1)	$0.9	$(1.5)
Accumulated other comprehensive loss:
Balance at beginning of period	$(55.8)	$(41.6)	$(30.3)
Total other comprehensive loss, net	$(0.4)	$(14.2)	$(11.3)
Balance at end of period	$(56.2)	$(55.8)	$(41.6)